PROSPECTUS SUPPLEMENT DATED DECEMBER 14, 2007

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, A3, B, C, P, R, AIM CASH RESERVE SHARES, INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES, AS APPLICABLE, OF EACH OF THE FUNDS LISTED
BELOW:

AIM Floating Rate Fund
AIM Select Real Estate Income Fund
AIM Structured Core Fund
AIM Structured Growth Fund
AIM Structured Value Fund

At a meeting held on December 13, 2007, the Board of Trustees of AIM Counselor Series Trust (the "Trust") approved for one or more of the series portfolios listed above (each, a "Fund," and collectively, the "Funds") each of the following items, each of which also requires approval by Fund shareholders:

- For each Fund, a new sub-advisory agreement between A I M Advisors, Inc. ("AIM") and each of AIM Funds Management Inc., INVESCO Asset Management Deutschland, GmbH, INVESCO Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc. AIM and the Trust's Board of Trustees (the "Board") believes that the proposed sub-advisory agreement would benefit the Funds and their shareholders by permitting AIM to utilize the additional resources and talent of these nine affiliated sub-advisers in managing the Funds. Because AIM would pay all of the sub-advisory fees of the sub-advisers, the proposed sub-advisory agreement would not affect the fees the Funds pay to AIM pursuant to their advisory agreement.

- For each Fund, an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board to terminate the Trust, a Fund or a share class without a shareholder vote. The proposed amendment would give the Board the flexibility to terminate a Trust, a Fund or a share class of a Fund if circumstances warrant without the commensurate expense of seeking a shareholder vote. The Board would terminate a Trust, a Fund or a share class only if they found that doing so was in the best interests of the shareholders of the Trust, Fund or share class, as applicable.

The Board of Trustees has called a meeting of each Fund's shareholders to be held on or about February 29, 2008, to vote on these and other proposals. Only shareholders of record as of November 30, 2007, will be entitled to vote at the meeting. Proposals that are approved by shareholders are expected to become effective on or about May 1, 2008.

On or about March 31, 2008, the following entities that service the AIM Funds will be changing their names as follows:

CURRENT NAME                                   NEW NAME
A I M Advisors, Inc.                           Invesco Aim Advisors, Inc.
A I M Capital Management, Inc.                 Invesco Aim Capital Management, Inc.
A I M Distributors, Inc.                       Invesco Aim Distributors, Inc.
AIM Investment Services, Inc.                  Invesco Aim Investment Services, Inc.
A I M Management Group Inc.                    Invesco Aim Management Group, Inc.
AIM Private Asset Management, Inc.             Invesco Aim Private Asset Management, Inc.
INVESCO Asset Management Limited               Invesco Asset Management Limited

In addition, the following entities that service the AIM Funds have changed their names as follows:

OLD NAME                                       NEW NAME
INVESCO Asset Management (Japan) Limited       Invesco Asset Management (Japan) Limited
INVESCO Global Asset Management (N.A.), Inc.   Invesco Global Asset Management (N.A.), Inc.
INVESCO Hong Kong Limited                      Invesco Hong Kong Limited
INVESCO Institutional (N.A.), Inc.             Invesco Institutional (N.A.), Inc.
INVESCO Senior Secured Management, Inc.        Invesco Senior Secured Management, Inc.

PROSPECTUS SUPPLEMENT DATED DECEMBER 14, 2007

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, A3, B, C, P, R, AIM CASH RESERVE SHARES, INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES, AS APPLICABLE, OF EACH OF THE FUNDS LISTED
BELOW:

AIM Multi-Sector Fund
Premier Portfolio
Premier Tax-Exempt Portfolio
Premier U.S. Government Money Portfolio

At a meeting held on December 13, 2007, the Boards of Trustees of AIM Counselor Series Trust and AIM Treasurer's Series Trust (each, a "Trust," and together, the "Trusts") approved for one or more of the series portfolios listed above (each, a "Fund," and collectively, the "Funds") each of the following items, each of which also requires approval by Fund shareholders:

- For each Fund, a new sub-advisory agreement between A I M Advisors, Inc. ("AIM") and each of AIM Funds Management Inc., INVESCO Asset Management Deutschland, GmbH, INVESCO Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc. AIM and the Trusts' Boards of Trustees (the "Boards") believe that the proposed sub-advisory agreement would benefit the Funds and their shareholders by permitting AIM to utilize the additional resources and talent of these nine affiliated sub-advisers in managing the Funds. Because AIM would pay all of the sub-advisory fees of the sub-advisers, the proposed sub-advisory agreement would not affect the fees the Funds pay to AIM pursuant to their advisory agreements.

- For each Fund, changing certain of its fundamental investment restrictions. The proposed revisions to the fundamental investment restrictions are described in a supplement to these Funds' Statements of Additional Information. The proposed revisions would conform the restrictions for these Funds to a set of uniform model restrictions under which most of the mutual funds advised by AIM operate and would provide the Funds with as much investment flexibility as is possible under the Investment Company Act of 1940.

- For each Fund, making its investment objective non-fundamental. Making these Funds' investment objectives non-fundamental would give the Boards additional flexibility to make appropriate changes to the investment objectives to respond to new developments and changing trends in the market place without the commensurate expense of seeking a shareholder vote. If made non-fundamental, the Boards would be able to modify the Funds' investment objectives when deemed appropriate.

- For each Fund, an amendment to the applicable Trust's Agreement and Declaration of Trust that would permit the Board to terminate the Trust, a Fund or a share class without a shareholder vote. The proposed amendment would give each Board the flexibility to terminate a Trust, a Fund or a share class of a Fund if circumstances warrant without the commensurate expense of seeking a shareholder vote. The Boards would terminate a Trust, a Fund or a share class only if they found that doing so was in the best interests of the shareholders of such Trust, Fund or share class, as applicable.

The Boards of Trustees have called a meeting of each Fund's shareholders to be held on or about February 29, 2008, to vote on these and other proposals. Only shareholders of record as of November 30, 2007, will be entitled to vote at the meeting. Proposals that are approved by shareholders are expected to become effective on or about May 1, 2008.

On or about March 31, 2008, the following entities that service the AIM Funds will be changing their names as follows:

CURRENT NAME                                   NEW NAME
A I M Advisors, Inc.                           Invesco Aim Advisors, Inc.
A I M Capital Management, Inc.                 Invesco Aim Capital Management, Inc.
A I M Distributors, Inc.                       Invesco Aim Distributors, Inc.
AIM Investment Services, Inc.                  Invesco Aim Investment Services, Inc.
A I M Management Group Inc.                    Invesco Aim Management Group, Inc.
AIM Private Asset Management, Inc.             Invesco Aim Private Asset Management, Inc.
INVESCO Asset Management Limited               Invesco Asset Management Limited

In addition, the following entities that service the AIM Funds have changed their names as follows:

OLD NAME                                       NEW NAME
INVESCO Asset Management (Japan) Limited       Invesco Asset Management (Japan) Limited
INVESCO Global Asset Management (N.A.), Inc.   Invesco Global Asset Management (N.A.), Inc.
INVESCO Hong Kong Limited                      Invesco Hong Kong Limited
INVESCO Institutional (N.A.), Inc.             Invesco Institutional (N.A.), Inc.
INVESCO Senior Secured Management, Inc.        Invesco Senior Secured Management, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED DECEMBER 14, 2007

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR CLASS A, A3, B, C, P, R, AIM CASH RESERVE SHARES, INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES, AS APPLICABLE, OF EACH OF THE FUNDS LISTED BELOW

AIM Floating Rate Fund                 AIM Structured Value Fund
AIM Multi-Sector Fund                  Premier Portfolio
AIM Select Real Estate Income Fund     Premier Tax-Exempt Portfolio
AIM Structured Core Fund               Premier U.S. Government Money Portfolio
AIM Structured Growth Fund

At a meeting held on December 13, 2007, the Boards of Trustees (each, a "Board," and collectively, the "Boards") of AIM Counselor Series Trust and AIM Treasurer's Series Trust (each, a "Trust," and together, the "Trusts") approved changing certain of the fundamental investment restrictions of each of AIM Multi-Sector Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (each, a "Fund," and collectively, the "Funds"), which also requires shareholder approval. The Boards have called a meeting of each Fund's shareholders to be held for such purposes on or about February 29, 2008 to vote on these and other proposals. Only shareholders of record as of November 30, 2007 are entitled to vote at the meeting. Proposals that are approved by shareholders are expected to become effective on or about May 1, 2008.

Each proposed change to the Funds' fundamental investment restrictions is discussed below. The proposed fundamental investment restrictions will provide the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the Securities and Exchange Commission ("SEC") without receiving prior shareholder approval. This flexibility is referred to in the proposed investment restrictions as being permitted by the "1940 Act laws, interpretations and exemptions." If the proposed fundamental investment restrictions are approved, the Boards will adopt corresponding non-fundamental investment restrictions, as applicable and set forth below, that will function as internal operating guidelines for A I M Advisors, Inc. ("AIM"), the Funds' investment advisor, to follow in managing the Funds. If circumstances change, the Boards may change or eliminate any non-fundamental investment restriction in the future without shareholder approval.

For each existing or proposed fundamental or non-fundamental restriction, if a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in the values of the Funds' portfolio securities or the amount of its total assets will not be considered a violation of the restriction (with the exception of borrowing money from banks).

MODIFICATION OF FUNDAMENTAL RESTRICTION ON ISSUER DIVERSIFICATION - Applies to shareholders of AIM Multi-Sector Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio

If approved by shareholders, the existing fundamental restriction with regard to issuer diversification would be changed to read as follows:

     "The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions."

If the proposed change is approved by shareholders, the following new non-fundamental investment restriction will become effective for AIM Multi-Sector Fund:

     "In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions."

If the proposed change is approved by shareholders, the following new non-fundamental investment restriction will become effective for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Portfolio:

     "In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions."

MODIFICATION OF FUNDAMENTAL RESTRICTIONS ON ISSUING SENIOR SECURITIES AND BORROWING MONEY - Applies to shareholders of AIM Multi-Sector Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio

If approved by shareholders, the existing fundamental restrictions on issuing senior securities and borrowing money would be changed to read as follows:

     "The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions."

If the proposed change is approved by shareholders, the following non-fundamental investment restriction will become effective for the Funds:

     "In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers, or an AIM Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding."

MODIFICATION OF FUNDAMENTAL RESTRICTION ON UNDERWRITING SECURITIES - Applies to shareholders of AIM Multi-Sector Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio

If approved by shareholders, the existing fundamental restriction on underwriting securities would be changed to read as follows:

     "The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933."

MODIFICATION OF FUNDAMENTAL RESTRICTION ON INDUSTRY CONCENTRATION - Applies to shareholders of AIM Multi-Sector Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio

AIM Multi-Sector Fund

If approved by shareholders, the existing fundamental restriction on industry concentration for AIM Multi-Sector Fund would be changed to read as follows:

     "The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security."

If the proposed change is approved by shareholders, the following non-fundamental investment restriction would also become effective for AIM Multi-Sector Fund:

     "In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry."

Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio

If approved by shareholders, the existing fundamental restriction on industry concentration for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio would be changed to read as follows:

     "The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security."

If the proposed change is approved by shareholders, the following non-fundamental investment restriction would also become effective for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money
Portfolio:

     "In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry."

MODIFICATION OF FUNDAMENTAL RESTRICTION ON REAL ESTATE INVESTMENTS - Applies to shareholders of AIM Multi-Sector Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio

If approved by shareholders, each Fund's existing fundamental restriction on real estate investments would be changed to read as follows:

     "The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein."

MODIFICATION OF FUNDAMENTAL RESTRICTION ON PURCHASING OR SELLING COMMODITIES - Applies to shareholders of AIM Multi-Sector Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio

If approved by shareholders, the existing fundamental restriction on purchasing or selling physical commodities would be changed to read as follows:

     "The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities."

If shareholders approve the proposed addition, the following non-fundamental investment restriction would also become effective:

     "Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities."

MODIFICATION OF FUNDAMENTAL RESTRICTION ON MAKING LOANS - Applies to shareholders of AIM Multi-Sector Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio

If approved by shareholders, each Fund's existing fundamental restriction on making loans would be changed to read as follows:

     "The Fund may not make personal loans or loans of its assets to persons who control or are under the common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests."

If shareholders approve the proposed change, the following non-fundamental investment restriction will become effective for the Funds:

     "In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order."

MODIFICATION OF FUNDAMENTAL RESTRICTION ON INVESTMENTS IN INVESTMENT COMPANIES - Applies to shareholders of AIM Multi-Sector Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If approved by shareholders, each Fund's existing fundamental policy on investments in other investment companies would be changed to read as follows:

     "The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund."

If shareholders approve the proposed restriction, each Fund will have the ability to invest all of its assets in another open-end investment company whether or not managed by AIM or an AIM affiliate. Because the Funds do not currently intend to do so, the following non-fundamental investment restriction will become effective for the Funds:

     "Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objective, policies, and restrictions as the Fund."

Effective December 31, 2007, Miss Ruth Quigley will retire as a trustee of the Trust and at such time any reference to Miss Quigley serving as a trustee or committee member is hereby removed.

On or about March 31, 2008, the following entities that service the AIM Funds will be changing their names as follows:

CURRENT NAME                                                    NEW NAME
A I M Advisors, Inc.                                            Invesco Aim Advisors, Inc.
A I M Capital Management, Inc.                                  Invesco Aim Capital Management, Inc.
A I M Distributors, Inc.                                        Invesco Aim Distributors, Inc.
AIM Investment Services, Inc.                                   Invesco Aim Investment Services, Inc.
A I M Management Group Inc.                                     Invesco Aim Management Group, Inc.
AIM Private Asset Management, Inc                               Invesco Aim Private Asset Management, Inc.
INVESCO Asset Management Limited                                Invesco Asset Management Limited

In addition, the following entities that service the AIM Funds have changed their names as follows:

OLD NAME                                                        NEW NAME
INVESCO Asset Management (Japan) Limited                        Invesco Asset Management (Japan) Limited
INVESCO Global Asset Management (N.A.), Inc.                    Invesco Global Asset Management (N.A.), Inc.
INVESCO Hong Kong Limited                                       Invesco Hong Kong Limited
INVESCO Institutional (N.A.), Inc.                              Invesco Institutional (N.A.), Inc.
INVESCO Senior Secured Management, Inc.                         Invesco Senior Secured Management, Inc.